DEBT AND RELATED PARTY DEBT - Convertible debt instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025
DEBT AND RELATED PARTY DEBT
Convertible debt		$ 5,000	$ 6,199
Fiza Investments Limited Loan		5,000	3,361
Total convertible debt	$ 0	10,000	$ 9,560
Interest expense	$ 100	$ 3,800